UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike P.O. Box 9006 Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates, Inc.

477 Jericho Turnpike

Syosset, NY 11791

(Name and address of agent for Service)

Registrant’s telephone number, including area code: 516-390-5555

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Spirit of America Energy Fund

SCHEDULE OF INVESTMENTS | February 28, 2015 (Unaudited)

	Shares	Market Value
Common Stocks 97.25%

Energy 95.44%
American Midstream Partners LP	38,694	$709,261
Antero Midstream Partners LP	125,700	3,268,200
Atlas Pipeline Partners LP	140,478	3,740,929
Atlas Resource Partners LP	84,873	831,755
Blueknight Energy Partners LP	153,571	1,147,175
BreitBurn Energy Partners LP	41,776	299,534
Buckeye Partners LP	18,463	1,435,314
Calumet Specialty Products Partners LP	301,857	8,403,699
Cone Midstream Partners LP	188,798	4,129,012
Crestwood Midstream Partners LP	77,177	1,156,111
DCP Midstream Partners LP	86,342	3,436,412
Enable Midstream Partners LP	36,829	662,922
Enbridge Energy Partners LP	139,492	5,466,691
Enbridge, Inc.	6,129	284,631
Energy Transfer Equity LP	46,418	2,964,718
Energy Transfer Partners LP	110,467	6,570,577
EnLink Midstream Partners LP	169,252	4,546,109
Enterprise Products Partners LP	402,124	13,406,814
EQT Midstream Partners LP	32,708	2,721,960
EV Energy Partners LP	18,207	276,018
Exterran Partners LP	88,872	2,081,382
Genesis Energy LP	55,494	2,552,724
Global Partners LP	54,539	2,167,925
Kinder Morgan, Inc.	116,900	4,794,069
LRR Energy LP	24,136	197,674
Magellan Midstream Partners LP	87,589	7,199,816
MarkWest Energy Partners LP	59,454	3,861,537
Marlin Midstream Partners LP	97,821	2,065,001
Martin Midstream Partners LP	59,619	1,910,193
Memorial Production Partners LP	61,194	1,111,895
Midcoast Energy Partners LP	182,642	2,803,555
NGL Energy Partners LP	60,000	1,831,200
NuStar Energy LP	66,271	4,177,724
Phillips 66 Partners LP	37,000	2,634,030
Plains All American Pipeline LP	145,732	7,270,570
Regency Energy Partners LP	151,576	3,696,939
Rice Midstream Partners LP	225,000	3,330,000
Rose Rock Midstream LP	51,911	2,407,632
Southcross Energy Partners LP	245,891	3,115,439
Spectra Energy Partners LP	78,645	4,194,924
Sprague Resources LP	50,000	1,218,000
Summit Midstream Partners LP	27,808	1,003,035

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Energy Fund

SCHEDULE OF INVESTMENTS | February 28, 2015 (Unaudited) – continued

	Shares	Market Value
Common Stocks 97.25%—continued

Energy 95.44%—continued
Sunoco Logistics Partners LP	100,000	$4,422,000
Tallgrass Energy Partners LP	75,951	3,631,217
Targa Resources Partners LP	148,457	6,505,386
Teekay LNG Partners LP	23,106	856,077
Teekay Offshore Partners LP	20,026	439,370
Tesoro Logistics LP	77,635	4,457,802
USA Compression Partners LP	466,767	9,111,292
Valero Energy Partners LP	25,989	1,384,954
Western Gas Equity Partners LP	14,047	878,499
Western Gas Partners LP	92,209	6,415,902
Williams Cos., Inc./The	5,325	261,138
Williams Partners LP	158,003	8,080,273
		177,527,016

Real Estate Investment Trusts 1.12%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	125,681	2,090,075

Utilities 0.69%
Ferrellgas Partners LP	23,994	609,448
Suburban Propane Partners LP	15,366	678,255
		1,287,703

Total Common Stocks (Cost $191,675,972)		180,904,794

Preferred Stocks 0.69%

Consumer Staples 0.29%
CHS, Inc., Series 4, 7.50%	20,000	543,800

Energy 0.13%
Vanguard Natural Resources LLC, Series C, 7.75%	10,000	239,300

Real Estate Investment Trusts 0.27%
CorEnergy Infrastructure Trust, Inc., Series A, 7.38%	20,000	501,400

Total Preferred Stocks (Cost $1,166,900)		1,284,500

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Energy Fund

SCHEDULE OF INVESTMENTS | February 28, 2015 (Unaudited) – continued

	Principal Amount	Market Value
Corporate Bonds 0.13%
Vanguard Natural Resources LLC / VNR Finance Corp, 7.88%, 4/1/20	$250,000	$229,688

Total Corporate Bonds (Cost $197,045)		229,688

	Shares

Money Market 3.62%
Fidelity Institutional Money Market Portfolio – Institutional Class, 0.11% (a)	6,732,340	6,732,340

Total Money Market (Cost $6,732,340)		6,732,340

Total Investments – 101.69% (Cost $199,772,257)		$189,151,322
Liabilities in Excess of Other Assets – (1.69)%		(3,135,377)
NET ASSETS – 100.00%		$186,015,945
(a)	Rate disclosed is the seven day yield as of February 28, 2015.

At February 28, 2015, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$2,829,611
Gross unrealized depreciation	(13,605,085)
Net unrealized depreciation	$(10,775,474)

Aggregate cost of securities for income tax purposes	$199,926,796

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS FEBRUARY 28, 2015 (UNAUDITED)

The Spirit of America Energy Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation: The offering price and net asset value (“NAV”) per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B.	Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS FEBRUARY 28, 2015 (UNAUDITED)

The summary of inputs used to determine the fair valuation of the Fund’s investments as of February 28, 2015 is as follows:

	Valuation Inputs
Assets	Level 1 –Quoted Prices in Active Markets	Level 2 –Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks *	$180,904,794	$–	$–	$180,904,794
Preferred Stocks *	1,284,500	–	–	1,284,500
Corporate Bonds	–	229,688	–	229,688
Money Market	6,732,340	–	–	6,732,340
Total	$188,921,634	$229,688	$–	$189,151,322

*Refer to Schedule of Investments for industry classifications.

The Fund did not have any transfers between levels during the period ended February 28, 2015. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)        The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Spirit of America Investment Fund, Inc

By	/s/ David Lerner
David Lerner, Principal Executive Officer (principal executive officer)

Date	04/21/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Lerner
David Lerner, Principal Executive Officer (principal executive officer)

Date	04/21/15

By	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer (principal financial officer)

Date	04/21/15